Segment Information	12 Months Ended
Mar. 31, 2013
Segment Information [Abstract]
Segment Information

16. Segment Information

The Company has three reportable segments: plastic injection molding, electronic products assembling and metallic parts manufacturing. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company's reportable segments for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Year ended March 31,
	2011			2012			2013
	Net sales	Intersegment Sales	Profit (loss)	Net sales	Intersegment Sales	Profit (loss)	Net sales	Intersegment Sales	Profit (loss)

Segment:
Injection molded plastic parts	$44,326	$1,553	$(6,662)	$29,898	$1,560	$(1,007)	$27,775	$1,050	$(1,784)
Electronic products	41,231	141	(625)	35,371	22	984	26,740	83	570
Metallic parts	165	6	(445)	1,096	-	(956)	692	-	(449)
Segment total	$85,722	$1,700	$(7,732)	$66,365	$1,582	$(979)	$55,207	$1,133	$(1,663)

Reconciliation to consolidated totals:
Sales eliminations	(1,700)	(1,700)	-	(1,582)	(1,582)	-	(1,133)	(1,133)	-
Consolidated totals:
Net sales	$84,022	$-		$64,783	$-		$54,074	$-
Loss before income taxes			$(7,732)			$(979)			$(1,663)

	Year ended March 31,
	2011		2012		2013
	Interest income	Interest expenses	Interest Income	Interest expenses	Interest income	Interest expenses
Segment:
Injection molded plastic parts	$112	$-	$332	$-	$415	$-
Electronic products	29	-	70	-	86	-
Metallic parts	-	-	-	-	-	-
Consolidated total	$141	$-	$402	$-	$501	$-

	Year ended March 31,
	2011			2012			2013
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$92,922	$714	$5,300	$86,682	$230	$4,190	$80,804	$670	$3,677
Electronic products	39,933	280	771	34,316	24	696	30,760	281	537
Metallic parts	(6,093)	40	126	565	28	34	605	-	5
Segment totals	$126,762	$1,034	$6,197	$121,563	$282	$4,920	$112,169	$951	$4,219
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	5	-	-	4	-	-	4	-	-
Goodwill allocated to electronic products segment	392	-	-	392	-	-	392	-	-
Consolidated totals	$127,159	$1,034	$6,197	$121,959	$282	$4,920	$112,565	$951	$4,219

The Company's sales are coordinated through the Macao subsidiaries and a breakdown of sales by destination is as follows:

	Year ended March 31,
	2011	2012	2013
Net sales
United States of America	$35,044	$26,372	$17,154
China	35,910	22,056	22,504
United Kingdom	7,580	7,557	1,908
Hong Kong	571	254	3,813
Europe	2,075	2,250	5,524
Others	2,842	6,294	3,171
Total net sales	$84,022	$64,783	$54,074

The location of the Company's identifiable assets is as follows:

	March 31,
	2011	2012	2013
Hong Kong and Macao	$40,951	$42,902	$37,555
China	85,816	78,665	74,618
Total identifiable assets	$126,767	121,567	112,173
Goodwill	392	392	392
Total assets	$127,159	$121,959	$112,565